Shareholder Report, Line Graph (Details) - USD ($)															1 Months Ended									2 Months Ended								3 Months Ended								4 Months Ended								5 Months Ended								6 Months Ended							7 Months Ended							8 Months Ended							9 Months Ended							10 Months Ended							11 Months Ended						12 Months Ended						13 Months Ended						14 Months Ended						15 Months Ended					16 Months Ended					17 Months Ended				18 Months Ended				19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended		24 Months Ended
	Jul. 31, 2025	Jul. 24, 2025	Apr. 01, 2025	Oct. 31, 2024	Oct. 21, 2024	Jun. 30, 2024	Jun. 20, 2024	May 09, 2024	Mar. 04, 2024	Oct. 31, 2023	Oct. 30, 2023	Sep. 30, 2023	Sep. 18, 2023	Sep. 13, 2023	Aug. 31, 2025	Apr. 30, 2025	Nov. 30, 2024	Jul. 30, 2024	May 31, 2024	Mar. 31, 2024	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	May 31, 2025	Dec. 31, 2024	Aug. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Jun. 30, 2025	Jan. 31, 2025	Sep. 30, 2024	Jul. 31, 2024	May 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Jul. 31, 2025	Feb. 28, 2025	Oct. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Aug. 31, 2025	Mar. 31, 2025	Nov. 30, 2024	Sep. 30, 2024	Jul. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Apr. 30, 2025	Dec. 30, 2024	Oct. 31, 2024	Aug. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	May 31, 2025	Jan. 31, 2025	Nov. 30, 2024	Sep. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Oct. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Jul. 31, 2025	Mar. 31, 2025	Jan. 31, 2025	Nov. 30, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Aug. 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2025	Mar. 31, 2025	Jan. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2025	Apr. 30, 2025	Feb. 28, 2025	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2025	May 31, 2025	Mar. 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Jul. 31, 2025	May 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Aug. 31, 2025	Jun. 30, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Aug. 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Aug. 31, 2025
Defiance AI & Power Infrastructure ETF
Account Value [Line Items]
Accumulated Value	$ 10,278	$ 10,000													$ 10,051
Defiance Gold Enhanced Options Income ETF
Account Value [Line Items]
Accumulated Value			$ 10,000													$ 10,051								$ 9,858								$ 9,980								$ 9,951								$ 10,266
Defiance Large Cap ex-Mag 7 ETF
Account Value [Line Items]
Accumulated Value				$ 9,751	$ 10,000												$ 10,357								$ 9,809								$ 10,271								$ 10,286								$ 9,845							$ 9,781							$ 10,195							$ 10,614							$ 10,632							$ 10,858
Defiance Nasdaq 100 Income Target ETF
Account Value [Line Items]
Accumulated Value						$ 9,933	$ 10,000											$ 9,658								$ 9,772								$ 9,999								$ 9,895								$ 10,389							$ 10,402							$ 10,614							$ 10,309							$ 9,531							$ 9,595						$ 10,416						$ 10,955						$ 11,149						$ 11,258
Defiance Nasdaq 100 Enhanced Options Income ETF
Account Value [Line Items]
Accumulated Value														$ 10,000									$ 9,813								$ 9,728								$ 10,315								$ 10,770								$ 10,842							$ 11,107							$ 11,188							$ 10,757							$ 11,307							$ 11,804						$ 11,575						$ 11,598						$ 11,746						$ 11,599					$ 12,053					$ 11,644				$ 11,700				$ 11,493			$ 10,960			$ 10,688			$ 11,529			$ 12,167		$ 12,597	$ 12,536
Defiance Oil Enhanced Options Income ETF
Account Value [Line Items]
Accumulated Value								$ 10,000											$ 9,951								$ 10,287								$ 10,058								$ 9,657								$ 9,376							$ 9,722							$ 10,083							$ 10,659							$ 10,985							$ 10,849						$ 10,925						$ 9,479						$ 9,892						$ 10,126					$ 10,727					$ 10,537
Defiance R2000 Enhanced Options & 0DTE Income ETF
Account Value [Line Items]
Accumulated Value										$ 10,080	$ 10,000										$ 10,489								$ 11,037								$ 10,746								$ 10,923								$ 11,347							$ 10,915							$ 11,411							$ 11,478							$ 12,041							$ 11,797						$ 12,048						$ 11,753						$ 12,291						$ 11,752					$ 12,246					$ 11,920				$ 11,393				$ 11,124			$ 11,654			$ 12,295			$ 12,434			$ 12,882
Defiance S&P 500 Income Target ETF
Account Value [Line Items]
Accumulated Value									$ 10,000											$ 10,174								$ 9,840								$ 10,290								$ 10,603								$ 10,681							$ 10,915							$ 11,106							$ 11,017							$ 11,573							$ 11,300						$ 11,535						$ 11,388						$ 10,744						$ 10,612					$ 11,212					$ 11,718				$ 11,959				$ 12,213
Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Account Value [Line Items]
Accumulated Value												$ 9,787	$ 10,000									$ 9,719								$ 10,223								$ 10,564								$ 10,646								$ 10,870							$ 11,057							$ 10,742							$ 11,109							$ 11,504							$ 11,462						$ 11,525						$ 11,747						$ 11,615						$ 12,032					$ 11,641					$ 11,958				$ 11,845				$ 11,355			$ 11,110			$ 11,655			$ 12,162			$ 12,555		$ 12,607
S&P 500® Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	$ 9,964	$ 10,000	$ 10,000	$ 9,747	$ 10,000	$ 9,979	$ 10,000	$ 10,000	$ 10,000	$ 10,065	$ 10,000	$ 9,632	$ 10,000	$ 10,000	$ 10,166	$ 9,895	$ 10,320	$ 10,101	$ 10,133	$ 10,251	$ 10,985	$ 9,430	$ 9,605	$ 10,517	$ 10,074	$ 10,346	$ 10,497	$ 9,832	$ 11,484	$ 10,291	$ 9,403	$ 11,052	$ 10,354	$ 10,567	$ 10,625	$ 10,320	$ 11,677	$ 10,758	$ 10,262	$ 11,300	$ 10,219	$ 10,471	$ 10,882	$ 10,690	$ 12,300	$ 10,939	$ 10,728	$ 11,529	$ 9,643	$ 11,086	$ 11,115	$ 10,820	$ 12,696	$ 11,523	$ 10,909	$ 9,578	$ 10,821	$ 11,014	$ 11,083	$ 12,177	$ 11,894	$ 11,491	$ 10,181	$ 11,123	$ 11,660	$ 11,319	$ 12,781	$ 11,408	$ 11,861	$ 10,699	$ 10,978	$ 11,383	$ 11,217	$ 13,240	$ 11,974	$ 11,376	$ 10,939	$ 10,359	$ 11,699	$ 11,875	$ 13,401	$ 12,403	$ 11,940	$ 11,160	$ 10,289	$ 11,547	$ 11,592	$ 13,726	$ 12,554	$ 12,369	$ 10,936	$ 10,896	$ 11,915	$ 14,019	$ 12,859	$ 12,519	$ 11,493	$ 10,822	$ 11,759	$ 13,892	$ 13,134	$ 12,823	$ 11,750	$ 11,504	$ 11,097	$ 14,707	$ 13,014	$ 13,097	$ 11,989	$ 12,089	$ 11,022	$ 14,357	$ 13,778	$ 12,978	$ 12,360	$ 11,715	$ 14,757	$ 13,450	$ 13,740	$ 12,610	$ 12,311	$ 14,564	$ 13,824	$ 13,413	$ 12,587	$ 13,744	$ 13,644	$ 13,786	$ 12,843	$ 13,650	$ 12,875	$ 13,606	$ 14,510	$ 12,788	$ 12,840	$ 15,247	$ 13,593	$ 12,752	$ 15,590	$ 14,284	$ 13,555	$ 15,906	$ 14,605	$ 14,244	$ 14,901	$ 14,564	$ 14,859